Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 14,204
Less than 12 Months, Unrealized Losses	(148)
12 Months or More, Fair Value	0	$ 1,000
12 Months or More, Unrealized Losses	0	(1)
Total, Fair Value	14,204	1,000
Total, Unrealized Losses	(148)	(1)
U.S government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	0
Less than 12 Months, Unrealized Losses	0
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	0
Total, Unrealized Losses	0
Subordinated notes
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	14,204
Less than 12 Months, Unrealized Losses	(148)
12 Months or More, Fair Value	0	1,000
12 Months or More, Unrealized Losses	0	(1)
Total, Fair Value	14,204	1,000
Total, Unrealized Losses	(148)	(1)
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value
Less than 12 Months, Unrealized Losses
12 Months or More, Fair Value
12 Months or More, Unrealized Losses
Total, Fair Value
Total, Unrealized Losses